GOODWILL AND INTANGIBLE ASSETS - (Detail Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011 First Franklin and Franklin Savings	Dec. 31, 2013 Core Deposits
Finite-Lived Intangible Assets [Line Items]
Goodwill and intangible assets			$ 11,600,000
Goodwill	10,309,000	10,309,000
Carrying amount of core deposit, intangible				1,300,000
Accumulated amortization of core deposit intangible				$ 758,000